Accumulated Other Comprehensive Loss - Comprehensive Income (Loss) (Details) - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in net unrealized loss on securities available for sale	$ 236	$ 803	$ 1,515	$ (1,671)
Change in net unrealized loss on securities available for sale, tax effect			611
Change in net unrealized loss on securities available for sale, net of tax			904	(1,671)
Other comprehensive income (loss), before tax	236	803	1,515	(1,671)
Income tax effect	95		611
Other comprehensive income (loss), net of tax	$ 141	$ 803	$ 904	$ (1,671)